As filed with the Securities and Exchange Commission on July 27, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

1050 17th St. Suite 1710, Denver, Colorado 80265

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

1050 17th St. Suite 1710, Denver, Colorado 80265

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2018

	Maturity		Value
Security Description	Date	Shares	(Note 1)
Common Stock (99.37%)

Basic Materials (2.24%)
Air Products & Chemicals Inc		1,615	260,677
Albemarle Corp		868	81,132
CF Industries Holdings Inc		1,795	73,846
DowDuPont Inc		17,485	1,120,963
Eastman Chemical Co		1,048	109,317
FMC Corp		1,102	95,973
Freeport-McMoRan Inc		6,887	116,390
International Flavors & Fragrances Inc		683	83,415
International Paper Co		3,175	169,863
LyondellBasell Industries NV		2,971	333,109
Monsanto Co		3,626	462,170
Mosaic Co/The		2,068	56,849
Newmont Mining Corp		3,766	146,610
Nucor Corp		2,404	154,313
PPG Industries Inc		2,102	212,134
Praxair Inc		2,168	338,772
Sherwin-Williams Co/The		628	238,169
Total Basic Materials			4,053,702

Communications (14.33%)
Alphabet Inc - C*		2,406	2,610,486
Alphabet Inc - A*		2,286	2,514,600
Amazon.com Inc* (c )		3,198	5,211,525
AT&T Inc		47,774	1,544,056
Booking Holdings Inc*		361	761,320
CBS Corp		2,752	138,618
CenturyLink Inc		4,581	83,466
Charter Communications Inc*		1,463	381,902
Cisco Systems Inc		37,866	1,617,257
Comcast Corp		36,651	1,142,778
Discovery Inc - A*		1,878	39,607
Discovery Inc - C*		1,878	37,128
DISH Network Corp*		1,784	52,717
eBay Inc*		8,321	313,868
Expedia Group Inc		689	83,390
F5 Networks Inc*		602	104,212
Facebook Inc* (c )		19,188	3,679,875
Interpublic Group of Cos Inc/The		3,241	73,247
Juniper Networks Inc		2,718	72,408
Motorola Solutions Inc		1,430	153,496
Netflix Inc*		3,319	1,166,960
News Corp - A		3,745	56,287
News Corp - B		910	14,060
Omnicom Group Inc		1,982	142,863
Symantec Corp		5,172	107,474
Time Warner Inc		6,232	586,805
TripAdvisor Inc*		850	44,319
Twenty-First Century Fox Inc - A		8,143	313,913
Twenty-First Century Fox Inc		3,726	142,221
VeriSign Inc*		689	89,873
Verizon Communications Inc		31,159	1,485,350
Viacom Inc		2,740	74,254
Walt Disney Co/The		11,275	1,121,524
Total Communications			25,961,859

Consumer, Cyclical (8.46%)
Advance Auto Parts Inc	548	70,484
Alaska Air Group Inc	963	58,560
American Airlines Group Inc	4,021	175,074
Aptiv PLC	2,173	211,868
AutoZone Inc*	275	178,563
Best Buy Co Inc	1,956	133,497
BorgWarner Inc	1,664	81,170
CarMax Inc*	1,689	116,406
Carnival Corp	3,334	207,642
Chipotle Mexican Grill Inc*	234	100,662
Costco Wholesale Corp	3,160	626,438
Darden Restaurants Inc	933	81,554
Delta Air Lines Inc	5,026	271,655
Dollar General Corp	1,932	169,011
Dollar Tree Inc*	1,907	157,499
DR Horton Inc	2,495	105,314
Fastenal Co	2,014	107,205
Foot Locker Inc	1,044	56,345
Ford Motor Co	27,615	318,953
Gap Inc/The	2,194	61,388
General Motors Co	10,151	433,448
Genuine Parts Co	1,170	106,224
Goodyear Tire & Rubber Co/The	1,847	45,122
Hanesbrands Inc	3,007	54,818
Harley-Davidson Inc	1,765	72,506
Hasbro Inc	950	82,413
Hilton Worldwide Holdings Inc	1,615	130,347
Home Depot Inc/The	9,397	1,753,010
Kohl's Corp	1,587	105,932
L Brands Inc	1,787	60,597
Leggett & Platt Inc	1,017	42,002
Lennar Corp	2,200	113,828
LKQ Corp*	2,347	74,564
Lowe's Cos Inc	6,732	639,607
Macy's Inc	2,961	103,369
Marriott International Inc/MD	2,467	333,933
Mattel Inc	2,508	38,924
McDonald's Corp	6,382	1,021,184
MGM Resorts International	3,988	125,423
Michael Kors Holdings Ltd*	1,328	76,214
Mohawk Industries Inc*	459	93,654
Newell Brands Inc	3,701	87,270
NIKE Inc	10,668	765,962
Nordstrom Inc	1,123	55,061
Norwegian Cruise Line Holdings Ltd*	1,599	83,692
O'Reilly Automotive Inc*	665	179,158
PACCAR Inc	2,601	161,860
PulteGroup Inc	2,804	84,821
PVH Corp	574	91,840
Ralph Lauren Corp	449	60,426
Ross Stores Inc	3,322	262,039
Royal Caribbean Cruises Ltd	1,236	129,755
Southwest Airlines Co	4,671	238,595
Starbucks Corp	10,948	620,423
Tapestry Inc	2,156	94,260
Target Corp	4,818	351,184
Tiffany & Co	950	124,241
TJX Cos Inc/The	5,416	489,173
Tractor Supply Co	1,050	78,026
Ulta Beauty Inc*	468	115,554
Under Armour Inc*-CLA	1,210	25,289
Under Armour Inc*-CLC	1,218	23,045
United Continental Holdings Inc*	2,214	154,072
VF Corp	2,588	210,042
Walgreens Boots Alliance Inc	6,346	395,927
Walmart Inc	11,851	978,182
Whirlpool Corp	570	82,508
WW Grainger Inc	441	136,265
Wyndham Destinations Inc*	1,139	123,513
Wynn Resorts Ltd	526	103,101
Yum! Brands Inc	2,700	219,591
Total Consumer, Cyclical		15,321,282

Consumer, Non-Cyclical (20.81%)
Abbott Laboratories	13,435	826,656
AbbVie Inc	12,821	1,268,510
Aetna Inc	2,584	455,120
Alexion Pharmaceuticals Inc*	1,383	160,608
Align Technology Inc*	600	199,170
Allergan PLC	2,617	394,644
Altria Group Inc	14,863	828,464
AmerisourceBergen Corp	1,565	128,549
Amgen Inc	5,284	949,112
Anthem Inc	2,002	443,283
Archer-Daniels-Midland Co	4,902	214,315
Automatic Data Processing Inc	3,564	463,391
Avery Dennison Corp	891	93,582
Baxter International Inc	3,880	274,859
Becton Dickinson and Co	1,897	420,356
Biogen Inc*	1,739	511,196
Boston Scientific Corp*	11,526	350,275
Bristol-Myers Squibb Co	12,265	645,384
Brown-Forman Corp	1,728	97,736
Campbell Soup Co	1,449	48,744
Cardinal Health Inc	2,511	130,798
Celgene Corp*	6,007	472,631
Centene Corp*	1,292	151,371
Church & Dwight Co Inc	1,996	93,712
Cigna Corp	2,081	352,459
Cintas Corp	801	145,982
Clorox Co/The	943	113,943
Coca-Cola Co/The	30,037	1,291,591
Colgate-Palmolive Co	6,558	413,744
Conagra Brands Inc	2,987	110,698
Constellation Brands Inc	1,083	241,596
Cooper Cos Inc/The	374	84,640
Coty Inc	3,684	48,813
CVS Health Corp	7,932	502,809
Danaher Corp	4,166	413,600
DaVita Inc*	1,224	81,812
DENTSPLY SIRONA Inc	1,160	50,820
Ecolab Inc	1,937	276,236
Edwards Lifesciences Corp*	1,716	235,624
Eli Lilly & Co	7,419	630,912
Envision Healthcare Corp*	910	39,021
Equifax Inc	870	99,145
Estee Lauder Cos Inc/The	1,800	268,992
Express Scripts Holding Co*	4,798	363,736
Gartner Inc*	714	94,776
General Mills Inc	4,683	198,044
Gilead Sciences Inc	10,033	676,224
Global Payments Inc	1,172	130,280

H&R Block Inc	1,994	54,735
HCA Healthcare Inc	2,209	227,836
Henry Schein Inc*	1,256	86,915
Hershey Co/The	1,114	100,305
Hologic Inc*	2,135	80,895
Hormel Foods Corp	2,128	76,374
Humana Inc	1,191	346,557
IDEXX Laboratories Inc*	691	143,873
IHS Markit Ltd*	2,494	122,904
Illumina Inc*	1,143	311,399
Incyte Corp*	1,363	93,052
Intuitive Surgical Inc*	855	393,018
IQVIA Holdings Inc*	1,146	113,374
JM Smucker Co/The	823	88,473
Johnson & Johnson (c )	20,958	2,506,996
Kellogg Co	1,816	116,932
Keurig Dr Pepper Inc*	1,620	193,266
Kimberly-Clark Corp	2,926	295,087
Kraft Heinz Co/The	4,282	246,129
Kroger Co/The	8,014	194,981
Laboratory Corp of America Holdings*	705	127,316
McCormick & Co Inc/MD	975	98,475
McKesson Corp	1,736	246,408
Medtronic PLC	10,936	943,996
Merck & Co Inc	21,298	1,267,870
Molson Coors Brewing Co	1,200	73,980
Mondelez International Inc	11,909	467,666
Monster Beverage Corp*	3,387	173,279
Moody's Corp	1,498	255,514
Mylan NV*	3,101	119,264
Nektar Therapeutics*	1,277	102,505
Nielsen Holdings PLC	1,879	56,689
PayPal Holdings Inc*	8,321	682,904
PepsiCo Inc	11,085	1,111,271
Perrigo Co PLC	677	49,529
Pfizer Inc	45,992	1,652,493
Philip Morris International Inc	11,608	923,300
Procter & Gamble Co/The	20,266	1,482,863
Quanta Services Inc*	1,601	57,652
Quest Diagnostics Inc	1,168	124,427
Regeneron Pharmaceuticals Inc*	562	168,780
ResMed Inc	1,127	115,867
Robert Half International Inc	1,032	65,718
S&P Global Inc	2,019	398,753
Stryker Corp	2,155	375,013
Sysco Corp	4,516	293,675
Thermo Fisher Scientific Inc	3,062	637,723
Total System Services Inc	1,190	101,376
Tyson Foods Inc	2,328	157,070
United Rentals Inc*	724	115,529
UnitedHealth Group Inc	7,607	1,837,167
Universal Health Services Inc	683	78,531
Varian Medical Systems Inc*	875	103,136
Verisk Analytics Inc*	1,197	127,169
Vertex Pharmaceuticals Inc*	1,731	266,574
Western Union Co/The	4,688	93,244
Zimmer Biomet Holdings Inc	1,338	149,200
Zoetis Inc	3,718	311,197
Total Consumer, Non-Cyclical		37,694,187

Energy (6.01%)
Anadarko Petroleum Corp	3,750	261,750
Andeavor	1,028	148,474
Apache Corp	2,792	111,680
Baker Hughes a GE Co	3,384	117,053
Cabot Oil & Gas Corp	3,164	72,297
Chevron Corp (c )	14,364	1,785,445
Cimarex Energy Co	657	61,048
Concho Resources Inc*	1,114	152,963
ConocoPhillips	8,936	602,197
Devon Energy Corp	2,767	115,024
EOG Resources Inc	3,850	453,569
EQT Corp	1,085	55,921
Exxon Mobil Corp (c )	32,610	2,649,236
Halliburton Co	6,883	342,360
Helmerich & Payne Inc	805	53,436
Hess Corp	1,823	110,146
Kinder Morgan Inc/DE	15,052	251,067
Marathon Oil Corp	5,187	111,157
Marathon Petroleum Corp	4,098	323,865
National Oilwell Varco Inc	3,192	132,213
Newfield Exploration Co*	988	28,889
Noble Energy Inc	2,616	93,391
Occidental Petroleum Corp	5,892	496,106
ONEOK Inc	3,307	225,405
Phillips 66	3,493	406,900
Pioneer Natural Resources Co	1,287	248,520
Range Resources Corp	1,202	19,040
Schlumberger Ltd	11,025	757,087
TechnipFMC PLC	3,637	113,293
Valero Energy Corp	3,459	419,231
Williams Cos Inc/The	6,307	169,406
Total Energy		10,888,169

Financial (18.07%)
Affiliated Managers Group Inc	409	65,137
Aflac Inc	6,890	310,463
Alexandria Real Estate Equities Inc	700	87,444
Alliance Data Systems Corp	400	84,328
Allstate Corp/The	3,124	292,032
American Express Co	5,917	581,641
American International Group Inc	6,822	360,133
American Tower Corp	2,860	395,738
Ameriprise Financial Inc	1,369	189,784
Aon PLC	2,040	285,335
Apartment Investment & Management Co	1,070	43,688
Arthur J Gallagher & Co	1,374	91,069
Assurant Inc	596	55,637
AvalonBay Communities Inc	1,044	172,824
Bank of America Corp	74,761	2,171,059
Bank of New York Mellon Corp/The	8,692	475,887
BB&T Corp	5,247	275,468
Berkshire Hathaway Inc*	15,083	2,888,847
BlackRock Inc	941	502,710
Boston Properties Inc	1,078	131,268
Brighthouse Financial Inc*	700	32,977
Capital One Financial Corp	4,021	377,974
Cboe Global Markets Inc	706	68,877
CBRE Group Inc*	2,058	95,059
Charles Schwab Corp/The	9,317	518,212
Chubb Ltd	3,685	481,593
Cincinnati Financial Corp	1,179	81,787
Citigroup Inc	20,197	1,346,938
Citizens Financial Group Inc	3,885	158,702
CME Group Inc	2,250	366,525
Comerica Inc	1,331	125,500
Crown Castle International Corp	2,760	287,454
Digital Realty Trust Inc	1,218	130,911
Discover Financial Services	3,035	224,165
Duke Realty Corp	2,792	78,511
E*TRADE Financial Corp*	1,181	74,816
Equinix Inc	434	172,233
Equity Residential	2,164	138,474
Essex Property Trust Inc	463	110,671
Everest Re Group Ltd	326	73,445
Extra Space Storage Inc	949	91,341
Federal Realty Investment Trust	548	65,152
Fifth Third Bancorp	5,427	165,958
Franklin Resources Inc	3,105	104,235
GGP Inc	4,119	83,533
Goldman Sachs Group Inc/The	2,819	636,756
Hartford Financial Services Group Inc/The	2,922	152,908
HCP Inc	3,020	72,389
Host Hotels & Resorts Inc	5,173	111,892
Huntington Bancshares Inc/OH	5,456	81,131

Intercontinental Exchange Inc	4,245	300,928
Invesco Ltd	3,410	93,161
Iron Mountain Inc	1,369	45,574
Jefferies Financial Group Inc	1,447	31,660
JPMorgan Chase & Co	26,976	2,886,702
KeyCorp	6,704	130,326
Kimco Realty Corp	2,994	46,287
Lincoln National Corp	2,305	152,798
Loews Corp	2,394	116,995
M&T Bank Corp	1,180	203,054
Macerich Co/The	1,011	56,242
Marsh & McLennan Cos Inc	4,025	323,489
Mastercard Inc	7,325	1,392,629
MetLife Inc	7,704	354,307
Mid-America Apartment Communities Inc	858	80,274
Morgan Stanley	10,374	520,152
Nasdaq Inc	1,127	103,526
Navient Corp	3,621	50,006
Northern Trust Corp	1,610	165,057
People's United Financial Inc	2,887	53,150
PNC Financial Services Group Inc/The	3,945	565,752
Principal Financial Group Inc	2,041	113,888
Progressive Corp/The	4,123	255,997
Prologis Inc	3,315	213,320
Prudential Financial Inc	3,541	342,910
Public Storage	1,035	219,254
Raymond James Financial Inc	1,004	96,946
Realty Income Corp	1,688	89,970
Regency Centers Corp	1,109	64,411
Regions Financial Corp	9,066	165,364
SBA Communications Corp*	918	145,108
Simon Property Group Inc	2,175	348,479
SL Green Realty Corp	740	72,165
State Street Corp	3,093	297,268
SunTrust Banks Inc	3,809	257,146
SVB Financial Group*	411	128,285
Synchrony Financial	6,040	209,165
T Rowe Price Group Inc	1,965	238,590
Torchmark Corp	1,176	99,760
Travelers Cos Inc/The	2,411	309,862
UDR Inc	2,033	74,144
Unum Group	2,266	87,943
US Bancorp	12,265	613,127
Ventas Inc	2,081	113,747
Visa Inc	14,101	1,843,283
Vornado Realty Trust	1,244	86,719
Wells Fargo & Co (c )	35,184	1,899,584
Welltower Inc	2,792	160,959
Weyerhaeuser Co	5,770	215,394
Willis Towers Watson PLC	996	150,545
XL Group Ltd	2,249	124,999
Zions Bancorporation	1,054	57,770
Total Financial		32,738,782

Industrial (9.95%)
3M Co	4,679	922,839
Acuity Brands Inc	344	40,678
Agilent Technologies Inc	2,633	163,035
Allegion PLC	703	53,730
AMETEK Inc	1,816	132,622
Amphenol Corp	2,372	206,198
AO Smith Corp	1,152	72,657
Arconic Inc	2,478	43,737
Ball Corp	2,268	83,803
Boeing Co/The	4,367	1,537,883
Caterpillar Inc	4,752	721,876
CH Robinson Worldwide Inc	1,280	111,360
Corning Inc	7,332	199,210
CSX Corp	7,645	494,249
Cummins Inc	1,302	185,392
Deere & Co	2,547	380,802
Dover Corp	1,334	102,998
Eaton Corp PLC	3,484	266,805
Emerson Electric Co	5,336	378,002
Expeditors International of Washington Inc	1,549	115,370
FedEx Corp	1,881	468,595
FLIR Systems Inc	1,158	62,416
Flowserve Corp	1,128	46,632
Fluor Corp	1,298	63,265
Fortive Corp	2,083	151,413
Fortune Brands Home & Security Inc	1,197	67,235
Garmin Ltd	806	48,433
General Dynamics Corp	2,204	444,569
General Electric Co	68,083	958,609
Harris Corp	833	125,342
Honeywell International Inc	5,633	833,177
Huntington Ingalls Industries Inc	358	79,143
Illinois Tool Works Inc	2,619	376,350
Ingersoll-Rand PLC	2,109	184,622
Jacobs Engineering Group Inc	962	62,338
JB Hunt Transport Services Inc	690	88,389
Johnson Controls International plc	7,221	242,337
Kansas City Southern	811	86,899
L3 Technologies Inc	719	142,599
Lockheed Martin Corp	1,981	623,104
Martin Marietta Materials Inc	463	103,189
Masco Corp	2,627	97,908
Mettler-Toledo International Inc*	202	111,249
Norfolk Southern Corp	2,398	363,657
Northrop Grumman Corp	1,488	486,948
Packaging Corp of America	752	88,360
Parker-Hannifin Corp	1,096	187,306
Pentair PLC	1,542	67,293
PerkinElmer Inc	1,021	75,891
Raytheon Co	2,443	511,809
Republic Services Inc	2,203	148,548
Rockwell Automation Inc	1,085	190,320
Rockwell Collins Inc	1,079	148,373
Roper Technologies Inc	694	191,398
Sealed Air Corp	1,582	68,912
Snap-on Inc	424	62,676
Stanley Black & Decker Inc	1,237	172,240
Stericycle Inc*	642	40,767
TE Connectivity Ltd	3,236	301,207
Textron Inc	2,069	137,754
TransDigm Group Inc	370	123,621
Union Pacific Corp	6,613	944,072
United Parcel Service Inc	5,289	614,159
United Technologies Corp	5,797	723,582
Vulcan Materials Co	956	122,119
Waste Management Inc	3,352	277,244
Waters Corp*	682	131,367
WestRock Co	996	58,644
Xylem Inc/NY	1,498	105,459
Total Industrial		18,024,785

Technology (16.94%)
Accenture PLC	4,670	727,306
Activision Blizzard Inc	5,269	373,625
Adobe Systems Inc*	3,587	894,167
Advanced Micro Devices Inc*	5,848	80,293
Akamai Technologies Inc*	1,400	105,532
Analog Devices Inc	2,620	254,612
ANSYS Inc*	680	110,704
Apple Inc (c )	41,535	7,761,645
Applied Materials Inc	9,105	462,352
Autodesk Inc*	1,669	215,468
Broadcom Inc	3,102	781,921
CA Inc	2,646	94,568
Cadence Design Systems Inc*	2,246	95,343
Cerner Corp*	2,120	126,522
Citrix Systems Inc*	1,348	142,376
Cognizant Technology Solutions Corp	4,408	332,143
DXC Technology Co	2,234	205,774
Electronic Arts Inc*	2,629	344,162
Fidelity National Information Services Inc	2,517	257,288
Fiserv Inc*	3,330	241,758
Hewlett Packard Enterprise Co	14,359	218,831
HP Inc	14,359	316,329
Intel Corp	36,299	2,003,705
International Business Machines Corp	6,898	974,756
Intuit Inc	2,031	409,450
IPG Photonics Corp*	299	72,140
KLA-Tencor Corp	1,217	137,801
Lam Research Corp	1,341	265,759
Microchip Technology Inc	1,401	136,429
Micron Technology Inc*	9,109	524,587
Microsoft Corp	60,049	5,935,243
MSCI Inc	713	115,912
NetApp Inc	2,586	176,676
NVIDIA Corp	4,645	1,171,423
Oracle Corp	23,171	1,082,549
Paychex Inc	2,454	160,933
Qorvo Inc*	1,120	89,880
QUALCOMM Inc	11,465	666,346
Red Hat Inc*	1,433	232,748
salesforce.com Inc*	4,924	636,821
Seagate Technology PLC	2,601	146,566
Skyworks Solutions Inc	1,431	141,111
Synopsys Inc*	1,189	104,715
Take-Two Interactive Software Inc*	902	101,096
Texas Instruments Inc	7,795	872,338
Western Digital Corp	2,052	171,363
Xerox Corp	2,577	70,043
Xilinx Inc	2,112	143,848
Total Technology		30,686,957

Utilities (2.56%)
AES Corp/VA	4,674	59,594
Alliant Energy Corp	1,758	72,816
Ameren Corp	1,808	107,016
American Electric Power Co Inc	3,645	247,678
American Water Works Co Inc	1,374	114,234
CenterPoint Energy Inc	2,979	77,841
CMS Energy Corp	2,062	95,120
Consolidated Edison Inc	2,227	170,878
Dominion Energy Inc	4,251	272,872
DTE Energy Co	1,258	128,857
Duke Energy Corp	5,180	399,689
Edison International	2,433	151,235
Entergy Corp	1,304	105,507
Eversource Energy	2,274	129,800
Exelon Corp	6,183	255,914
FirstEnergy Corp	3,123	107,494
NextEra Energy Inc	3,624	600,895
NiSource Inc	2,050	51,865
NRG Energy Inc	1,956	66,954
PG&E Corp	3,919	169,810
Pinnacle West Capital Corp	806	64,166
PPL Corp	4,208	114,963
Public Service Enterprise Group Inc	3,861	204,556
SCANA Corp	845	30,674
Sempra Energy	1,653	176,094
Southern Co/The	7,566	339,713
WEC Energy Group Inc	2,388	150,802
Xcel Energy Inc	3,728	169,699
Total Utilities		4,636,736

Total Common Stock (Cost $68,085,915)		180,006,459

Total Investments (Cost $68,085,915) (a) (99.37%)		180,006,459
Other Net Assets (0.63%)		1,143,411
Net Assets (100.00%)		181,149,870

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $68,138,457.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	114,210,930
Unrealized depreciation	(2,342,928)
Net unrealized appreciation	111,868,002

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b) Futures contracts at May 31, 2018:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
8 / JUNE 2018 / Long / CME	1,079,362	1,082,200	2,838

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MIDCAP INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2018

	Maturity		Value
Security Description	Date	Shares	(Note 1)
Common Stock (99.11%)

Basic Materials (5.39%)
Allegheny Technologies Inc*		8,230	234,720
Ashland Global Holdings Inc		4,350	338,082
Cabot Corp		4,329	260,822
Carpenter Technology Corp		3,473	208,172
Chemours Co/The		13,090	641,279
Commercial Metals Co		8,847	209,143
Compass Minerals International Inc		2,545	166,443
Domtar Corp		4,751	228,381
Minerals Technologies Inc		2,659	194,107
NewMarket Corp		691	265,544
Olin Corp		11,754	380,007
PolyOne Corp		5,712	239,447
Reliance Steel & Aluminum Co		5,155	482,353
Royal Gold Inc		4,689	420,416
RPM International Inc		9,440	467,280
Sensient Technologies Corp		3,071	206,525
Steel Dynamics Inc		16,752	828,051
United States Steel Corp (c )		11,778	434,255
Valvoline Inc		12,831	262,266
Versum Materials Inc		8,135	325,156
Total Basic Materials			6,792,449

Communications (2.86%)
AMC Networks Inc*		3,561	203,582
ARRIS International PLC*		13,140	332,179
Cable One Inc		349	226,585
Cars.com Inc*		5,567	142,961
Ciena Corp*		10,088	232,528
FactSet Research Systems Inc		2,765	555,793
InterDigital Inc/PA		2,605	205,404
John Wiley & Sons Inc		3,389	229,774
LogMeIn Inc		3,724	401,820
Meredith Corp		2,763	139,117
New York Times Co/The		9,283	211,188
Plantronics Inc		2,393	174,330
TEGNA Inc		16,531	171,426
Telephone & Data Systems Inc		7,088	181,098
ViaSat Inc*		3,110	194,717
Total Communications			3,602,502

Consumer, Cyclical (12.61%)
American Eagle Outfitters Inc	12,812	284,426
AutoNation Inc*	4,193	191,452
Bed Bath & Beyond Inc	8,029	145,807
Big Lots Inc	3,014	123,303
Boyd Gaming Corp	5,823	219,818
Brinker International Inc	3,272	143,085
Brunswick Corp/DE	6,199	394,256
Carter's Inc	3,345	364,638
Casey's General Stores Inc	2,703	261,650
Cheesecake Factory Inc/The	3,305	171,232
Churchill Downs Inc	840	251,496
Cinemark Holdings Inc	7,911	267,154
Cooper Tire & Rubber Co	4,142	106,449
Copart Inc*	14,217	779,518
Cracker Barrel Old Country Store Inc	1,806	283,018
Dana Inc	9,921	221,238
Deckers Outdoor Corp*	2,383	269,660
Delphi Technologies PLC	6,288	315,029
Dick's Sporting Goods Inc	5,846	213,964
Dillard's Inc	1,485	120,924
Domino's Pizza Inc	3,091	777,325
Dunkin' Brands Group Inc	6,385	408,832
Five Below Inc*	3,925	277,537
GameStop Corp	7,162	94,538
Herman Miller Inc	4,423	144,853
HNI Corp	3,420	126,916
ILG Inc	7,454	255,225
International Speedway Corp	1,729	72,099
Jack in the Box Inc	2,080	167,794
JetBlue Airways Corp*	22,669	428,217
KB Home	6,210	163,571
Live Nation Entertainment Inc*	9,472	403,791
Michaels Cos Inc/The*	8,103	148,771
MSC Industrial Direct Co Inc	3,322	305,059
National Fuel Gas Co	6,006	316,156
Nu Skin Enterprises Inc	3,686	301,847
NVR Inc*	245	732,682
Office Depot Inc	36,399	85,902
Papa John's International Inc	1,995	102,443
Polaris Industries Inc	4,112	460,133
Pool Corp	2,978	425,616
Sally Beauty Holdings Inc*	8,063	122,074
Scientific Games Corp*	3,739	221,723
Scotts Miracle-Gro Co/The	2,890	246,026
Signet Jewelers Ltd	4,435	190,705
Six Flags Entertainment Corp	5,508	355,376
Skechers U.S.A. Inc*	9,659	280,691
Tempur Sealy International Inc*	3,255	150,153
Texas Roadhouse Inc	4,276	264,984
Thor Industries Inc	3,464	320,766
Toll Brothers Inc	10,405	410,893
Toro Co/The (c )	7,736	448,688
TRI Pointe Group Inc*	11,036	190,481
Tupperware Brands Corp	3,537	149,120
Urban Outfitters Inc*	5,663	235,241
Watsco Inc	1,930	355,159
Wendy's Co/The	12,842	206,885
Williams-Sonoma Inc	5,494	304,203
World Fuel Services Corp	5,338	111,457
Total Consumer, Cyclical		15,892,049

Consumer, Non-Cyclical (14.43%)
Aaron's Inc	4,816	191,580
ABIOMED Inc*	2,697	1,027,935
Acadia Healthcare Co Inc*	5,855	235,312
Adtalem Global Education Inc*	4,267	203,749
Akorn Inc*	5,897	82,381
Avanos Medical Inc*	3,497	191,985
Avis Budget Group Inc*	5,065	197,484
Bio-Rad Laboratories Inc*	1,429	410,309
Bio-Techne Corp	2,648	398,047
Boston Beer Co Inc/The*	612	155,356
Brink's Co/The	3,568	282,764
Cantel Medical Corp	2,540	277,089
Catalent Inc*	9,318	365,825
Charles River Laboratories International Inc*	3,442	370,084
CoreLogic Inc/United States*	5,823	305,300
Deluxe Corp	3,624	241,141
Edgewell Personal Care Co*	3,960	173,131
Encompass Health Corp	6,827	442,048
Endo International PLC*	15,857	99,741
Flowers Foods Inc	13,838	280,911
Globus Medical Inc*	5,432	301,748
Graham Holdings Co	327	189,938
Hain Celestial Group Inc/The*	7,820	199,566
Healthcare Services Group Inc	5,305	191,776
Helen of Troy Ltd*	1,916	172,057
Hill-Rom Holdings Inc	4,543	417,956
ICU Medical Inc*	1,078	313,752
Ingredion Inc	5,080	565,861
Lamb Weston Holdings Inc (c )	10,475	667,781
Lancaster Colony Corp	1,475	185,998
LifePoint Health Inc*	3,052	161,298
LivaNova PLC*	2,983	280,551
Mallinckrodt PLC*	5,485	92,422
ManpowerGroup Inc	4,685	421,650
MarketAxess Holdings Inc (c )	2,724	581,983
Masimo Corp*	2,951	292,297
MEDNAX Inc*	6,702	307,287
Molina Healthcare Inc*	3,108	263,962
NuVasive Inc*	2,872	147,219
Patterson Cos Inc	5,856	122,508
Post Holdings Inc*	4,823	370,744
Prestige Brands Holdings Inc*	3,633	121,451
Rollins Inc	6,784	337,640
Sabre Corp	14,745	361,400
Sanderson Farms Inc	1,414	138,402
Service Corp International/US	13,254	486,289
Sotheby's*	2,635	144,451
Sprouts Farmers Market Inc*	8,749	189,853
STERIS PLC	5,692	591,057
Syneos Health Inc*	4,220	181,460
Teleflex Inc	3,184	850,637
Tenet Healthcare Corp*	5,708	202,234
Tootsie Roll Industries Inc	1,384	40,274
TreeHouse Foods Inc*	4,336	207,738
United Natural Foods Inc*	3,592	163,723
United Therapeutics Corp* (c )	2,770	295,227
WellCare Health Plans Inc*	3,147	697,595
West Pharmaceutical Services Inc	5,249	488,157
WEX Inc* (c )	2,900	509,849
Total Consumer, Non-Cyclical		18,187,963

Energy (5.37%)
Callon Petroleum Co*	14,269	168,945
Chesapeake Energy Corp*	66,369	296,669
CNX Resources Corp*	13,127	212,132
Core Laboratories NV	2,429	301,633
Diamond Offshore Drilling Inc*	4,925	89,438
Dril-Quip Inc*	2,676	128,582
Energen Corp*	7,013	475,762
Ensco PLC	30,826	200,369
First Solar Inc* (c )	6,026	407,418
Gulfport Energy Corp*	11,649	129,420
HollyFrontier Corp (c )	12,421	958,653
Matador Resources Co*	7,147	200,616
Murphy Oil Corp	8,937	274,813
Murphy USA Inc*	2,287	152,680
Nabors Industries Ltd	18,797	140,414
NOW Inc*	7,894	110,990
Oceaneering International Inc	7,433	177,128
Patterson-UTI Energy Inc	12,375	255,915
PBF Energy Inc	7,881	371,826
QEP Resources Inc*	17,033	205,929
Rowan Cos Plc*	8,032	125,299
SM Energy Co	7,260	190,212
Southwestern Energy Co*	35,965	170,114
Superior Energy Services Inc*	9,508	103,922
Transocean Ltd*	31,902	403,560
WPX Energy Inc*	28,128	512,211
Total Energy		6,764,650

Financial (24.81%)
Banks (8.05%)
Associated Banc-Corp	11,169	308,264
BancorpSouth Bank	5,929	198,622
Bank of Hawaii Corp	3,004	255,130
Bank of the Ozarks	8,585	408,131
Cathay General Bancorp	5,662	238,880
Chemical Financial Corp	5,278	296,201
Commerce Bancshares Inc/MO (c )	6,910	446,248
Cullen/Frost Bankers Inc	4,063	464,116
East West Bancorp Inc	10,219	710,016
First Horizon National Corp	23,590	437,359
FNB Corp/PA	22,852	302,789
Fulton Financial Corp	13,099	228,578
Hancock Whitney Corp	5,983	300,646
Home BancShares Inc/AR	9,497	218,621
International Bancshares Corp	3,830	165,456
MB Financial Inc	5,441	268,731
PacWest Bancorp (c )	9,275	492,132
Pinnacle Financial Partners Inc	5,215	349,666
Prosperity Bancshares Inc	4,912	355,776
Signature Bank/New York NY*	3,795	483,825
Synovus Financial Corp	8,453	457,392
TCF Financial Corp	12,743	335,268
Texas Capital Bancshares Inc*	3,508	337,996
Trustmark Corp	5,160	165,997
UMB Financial Corp	3,300	254,265
Umpqua Holdings Corp	15,568	366,471
United Bankshares Inc/WV	7,422	270,532
Valley National Bancorp	18,619	236,647
Webster Financial Corp	6,509	417,227
Wintrust Financial Corp	4,053	373,322
		10,144,304
Diversified Financial Service (2.61%)
Eaton Vance Corp (c )	8,639	464,778
Evercore Inc	2,936	306,518
Federated Investors Inc	7,087	172,001
Interactive Brokers Group Inc	5,053	367,757
Janus Henderson Group PLC	12,689	391,963
Legg Mason Inc	6,044	225,260
LendingTree Inc*	548	141,877
SEI Investments Co	9,240	589,327
SLM Corp*	30,078	343,792
Stifel Financial Corp	4,809	282,769
		3,286,042

Insurance (4.43%)
Alleghany Corp	1,091	622,481
American Financial Group Inc/OH	4,859	533,907
Aspen Insurance Holdings Ltd	4,538	196,949
Brown & Brown Inc	16,360	454,481
CNO Financial Group Inc	11,860	237,437
First American Financial Corp	7,827	407,630
Genworth Financial Inc*	37,014	127,328
Hanover Insurance Group Inc/The	3,007	364,569
Kemper Corp	3,706	287,030
Mercury General Corp	2,760	130,024
Old Republic International Corp	17,345	363,898
Primerica Inc	3,128	307,639
Reinsurance Group of America Inc	4,553	680,400
RenaissanceRe Holdings Ltd	2,830	347,439
WR Berkley Corp	6,802	520,149
		5,581,361
Real Estate (8.93%)
Alexander & Baldwin Inc	4,965	105,804
American Campus Communities Inc	9,815	393,582
Camden Property Trust (c )	6,565	577,720
CoreCivic Inc	8,980	193,250
CoreSite Realty Corp	2,417	256,589
Corporate Office Properties Trust	7,042	196,472
Cousins Properties Inc	25,361	238,901
CyrusOne Inc	6,021	333,443
DCT Industrial Trust Inc	6,212	404,588
Douglas Emmett Inc	10,862	418,078
Education Realty Trust Inc	4,640	169,546
EPR Properties	4,422	271,467
First Industrial Realty Trust Inc	8,145	268,215
GEO Group Inc/The	9,203	228,234
Healthcare Realty Trust Inc	7,860	214,106
Highwoods Properties Inc	7,529	360,112
Hospitality Properties Trust	11,619	336,370
JBG SMITH Properties	4,776	176,187
Jones Lang LaSalle Inc	3,207	525,178
Kilroy Realty Corp	6,874	523,455
Lamar Advertising Co (c )	6,070	420,165
LaSalle Hotel Properties	8,554	293,402
Liberty Property Trust	10,422	460,757
Life Storage Inc	3,290	304,391
Mack-Cali Realty Corp	6,694	132,340
Medical Properties Trust Inc	25,745	349,360
National Retail Properties Inc (c )	10,988	455,233
Omega Healthcare Investors Inc	14,003	429,192
PotlatchDeltic Corp	3,055	154,278
Quality Care Properties Inc*	6,748	141,371
Rayonier Inc	9,442	367,011
Sabra Health Care REIT Inc	12,956	268,578
Senior Housing Properties Trust	16,800	296,688
Tanger Factory Outlet Centers Inc	6,683	143,618
Taubman Centers Inc	4,514	246,419
Uniti Group Inc*	9,408	197,286
Urban Edge Properties	7,463	163,216
Weingarten Realty Investors	8,880	260,362
		11,274,964
Savings&Loans (0.79%)
New York Community Bancorp Inc	34,575	400,724
Sterling Bancorp/DE	15,886	390,001
Washington Federal Inc	6,164	200,022
		990,747

Total Financial		31,277,418

Industrial (17.89%)
AECOM*	11,143	367,719
AGCO Corp	4,662	296,503
AptarGroup Inc	4,404	406,577
Arrow Electronics Inc*	6,219	460,952
Avnet Inc	8,549	325,888
Belden Inc	3,213	177,550
Bemis Co Inc	6,419	271,524
Carlisle Cos Inc	4,382	470,583
Clean Harbors Inc*	3,961	209,933
Cognex Corp	12,243	559,628
Coherent Inc*	1,741	290,834
Crane Co	3,718	309,003
Cree Inc*	6,918	322,517
Curtiss-Wright Corp (c )	3,144	400,074
Donaldson Co Inc	9,184	433,485
Dycom Industries Inc*	2,187	203,741
Eagle Materials Inc	3,522	381,714
EMCOR Group Inc	4,158	315,717
Energizer Holdings Inc	4,614	280,254
EnerSys	2,978	237,972
Esterline Technologies Corp*	1,865	136,052
GATX Corp	2,707	194,633
Genesee & Wyoming Inc*	4,360	340,560
Gentex Corp	20,071	482,306
Graco Inc	11,905	540,487
Granite Construction Inc	2,975	169,188
Greif Inc	1,958	114,171
Hubbell Inc (c )	3,895	419,453
IDEX Corp	5,401	749,011
ITT Inc	6,221	321,128
Jabil Inc	12,488	353,161
KBR Inc	10,499	193,392
Kennametal Inc	5,634	209,754
Keysight Technologies Inc*	12,778	750,580
Kirby Corp*	3,748	339,944
KLX Inc*	3,635	268,372
Knight-Swift Transportation Holdings Inc	9,041	367,788
Landstar System Inc	2,964	336,118
Lennox International Inc	2,658	540,398
Lincoln Electric Holdings Inc	4,369	391,462
Littelfuse Inc	1,717	372,675
Louisiana-Pacific Corp	10,742	313,452
MSA Safety Inc	2,387	221,991
National Instruments Corp	7,974	331,878
Nordson Corp	3,589	450,886
Northrop Grumman Innovation Systems Inc	4,078	545,310
Old Dominion Freight Line Inc	4,833	753,755
Oshkosh Corp	5,314	386,594
Owens-Illinois Inc*	12,413	230,882
Regal Beloit Corp	3,089	245,421
Ryder System Inc	3,743	251,080
Silgan Holdings Inc	5,828	158,638
Sonoco Products Co	7,027	359,291
SYNNEX Corp	2,051	219,088
Tech Data Corp*	2,618	227,269
Teledyne Technologies Inc*	2,505	504,657
Terex Corp	5,648	223,548
Timken Co/The	4,828	228,364
Trimble Inc*	17,799	588,435
Trinity Industries Inc	10,731	370,112
Valmont Industries Inc	1,704	249,040
Vishay Intertechnology Inc	10,173	215,668
Wabtec Corp/DE	6,040	588,960
Werner Enterprises Inc	3,170	124,264
Woodward Inc	3,838	290,805
Worthington Industries Inc	3,368	161,496
Total Industrial		22,553,685

Technology (10.37%)
ACI Worldwide Inc*	8,804	212,617
Acxiom Corp*	5,876	172,108
Allscripts Healthcare Solutions Inc*	13,284	168,043
Blackbaud Inc	2,675	260,732
Broadridge Financial Solutions Inc	8,240	951,308
CDK Global Inc	9,286	597,554
Cirrus Logic Inc*	4,718	176,831
CommVault Systems Inc*	3,169	216,601
Convergys Corp	7,214	170,539
Cypress Semiconductor Corp (c )	24,346	400,735
Dun & Bradstreet Corp/The	2,612	320,780
Fair Isaac Corp*	1,774	326,469
Fortinet Inc* (c )	10,176	622,568
Integrated Device Technology Inc*	9,391	312,157
j2 Global Inc	3,256	274,937
Jack Henry & Associates Inc	5,460	682,828
Leidos Holdings Inc	10,053	603,783
Lumentum Holdings Inc*	4,462	262,143
Manhattan Associates Inc*	5,102	222,039
MAXIMUS Inc	4,622	281,480
Medidata Solutions Inc*	4,277	330,013
MKS Instruments Inc	3,838	430,624
Monolithic Power Systems Inc	2,786	367,223
NCR Corp*	8,611	259,191
NetScout Systems Inc*	6,887	185,949
Pitney Bowes Inc	14,120	125,668
PTC Inc*	8,173	704,840
Science Applications International Corp	3,057	270,392
Silicon Laboratories Inc*	3,009	317,750
Synaptics Inc*	2,575	108,253
Teradata Corp*	8,554	341,048
Teradyne Inc	13,868	525,736
Tyler Technologies Inc*	2,470	572,101
Ultimate Software Group Inc/The*	2,006	525,873
VeriFone Systems Inc*	8,370	190,334
Zebra Technologies Corp*	3,760	577,198
Total Technology		13,068,445

Utilities (5.38%)
ALLETE Inc	3,628	278,703
Aqua America Inc	12,562	435,901
Atmos Energy Corp	7,768	692,983
Black Hills Corp	3,781	219,903
Great Plains Energy Inc	14,740	500,276
Hawaiian Electric Industries Inc	8,128	279,034
IDACORP Inc	3,765	347,735
MDU Resources Group Inc	13,807	383,835
New Jersey Resources Corp	5,790	257,076
NorthWestern Corp	3,640	198,307
OGE Energy Corp	14,118	494,412
ONE Gas Inc	3,898	292,545
PNM Resources Inc	5,973	238,621
Southwest Gas Holdings Inc	3,218	243,603
UGI Corp	12,241	617,803
Vectren Corp	5,802	409,969
Westar Energy Inc	10,042	569,381
WGL Holdings Inc	3,625	319,725
Total Utilities		6,779,812

Total Common Stock (Cost $79,517,001)		124,918,973

Total Investments (Cost $79,517,001) (a) (99.11%)		124,918,973
Other Net Assets (0.89%)		1,149,030
Net Assets (100.00%)		$126,068,003

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $79,798,567.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	48,736,536
Unrealized depreciation	(3,616,130)
Net unrealized appreciation	45,120,406

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Depreciation
5 / JUNE 2018 / Long / CME	978,620	973,500	$(5,120)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2018
		Value
Security Description	Shares	(Note 1)
Common Stock (98.49%)

Basic Materials (4.10%)
A Schulman Inc	2,777	121,494
Aceto Corp	2,782	7,344
AdvanSix Inc*	2,911	106,281
AK Steel Holding Corp*	30,272	136,829
American Vanguard Corp	2,434	52,453
Balchem Corp	3,102	299,126
Century Aluminum Co*	4,940	87,537
Clearwater Paper Corp*	1,635	39,322
Hawkins Inc	889	27,870
HB Fuller Co	4,525	233,264
Ingevity Corp* (c )	3,788	288,418
Innophos Holdings Inc	1,783	84,746
Innospec Inc	2,391	183,390
Kaiser Aluminum Corp	1,681	185,347
Koppers Holdings Inc*	1,930	77,779
Kraton Corp*	3,071	149,005
Materion Corp	1,856	101,245
Neenah Inc	1,669	135,439
PH Glatfelter Co	4,023	70,362
Quaker Chemical Corp	1,196	182,809
Rayonier Advanced Materials Inc	4,999	89,532
Schweitzer-Mauduit International Inc	3,051	133,664
Stepan Co	1,933	140,529
US Silica Holdings Inc	7,505	232,130
Total Basic Materials		3,165,915

Communications (5.19%)
8x8 Inc*	9,034	168,936
ADTRAN Inc	4,820	67,239
ATN International Inc	997	53,669
Blucora Inc*	3,846	145,956
CalAmp Corp*	3,365	71,405
Cincinnati Bell Inc*	3,903	48,007
Cogent Communications Holdings Inc	3,672	188,006
Comtech Telecommunications Corp	2,159	67,577
Consolidated Communications Holdings Inc	4,731	53,035
ePlus Inc*	1,224	111,323
EW Scripps Co/The	5,565	69,507
Extreme Networks Inc*	11,197	96,406
Finisar Corp*	11,402	184,826
Forrester Research Inc	996	42,081
Frontier Communications Corp	7,309	54,306
FTD Cos Inc*	1,703	9,707
Gannett Co Inc	11,003	116,302
Harmonic Inc*	6,732	25,918
HealthStream Inc	2,362	65,782
Iridium Communications Inc*	7,675	116,660
Liquidity Services Inc*	1,721	9,724
NETGEAR Inc*	3,121	188,664
New Media Investment Group Inc	4,876	81,429
NIC Inc	6,163	94,602
Oclaro Inc*	12,578	107,668
Perficient Inc*	3,355	87,599
QuinStreet Inc*	3,564	48,862
Scholastic Corp	2,525	113,600
Shutterfly Inc*	3,272	308,026
Shutterstock Inc*	1,885	89,330
Spok Holdings Inc	1,924	29,630
Stamps.com Inc*	1,579	396,013
Viavi Solutions Inc*	20,257	192,644
Vonage Holdings Corp*	19,230	220,184
World Wrestling Entertainment Inc	3,586	207,594
XO Group Inc*	2,315	75,145
Total Communications		4,007,362

Consumer, Cyclical (14.53%)
Abercrombie & Fitch Co	6,591	157,195
Allegiant Travel Co	1,216	184,042
American Axle & Manufacturing Holdings Inc*	9,588	151,682
Anixter International Inc*	2,757	168,866
Asbury Automotive Group Inc*	1,809	125,816
Ascena Retail Group Inc*	16,548	53,946
Barnes & Noble Education Inc*	3,275	20,764
Barnes & Noble Inc	4,767	27,887
Belmond Ltd*	8,394	100,308
Big 5 Sporting Goods Corp	1,772	14,530
BJ's Restaurants Inc	1,655	92,680
Buckle Inc/The	2,729	68,907
Caleres Inc	4,288	152,052
Callaway Golf Co	8,817	166,994
Cato Corp/The	2,492	56,892
Cavco Industries Inc*	839	174,176
Chico's FAS Inc	11,895	100,632
Children's Place Inc/The	1,592	204,970
Chuy's Holdings Inc*	1,589	46,796
Cooper-Standard Holdings Inc*	1,609	199,838
Core-Mark Holding Co Inc	4,601	89,812
Crocs Inc*	7,321	130,607
Daktronics Inc	3,984	31,912
Dave & Buster's Entertainment Inc*	3,612	150,404
Dine Brands Global Inc	1,594	101,139
Dorman Products Inc*	2,929	188,979
DSW Inc	6,680	159,518
El Pollo Loco Holdings Inc*	2,051	21,741
Essendant Inc	3,451	48,279
Ethan Allen Interiors Inc	2,402	56,327
Express Inc*	7,585	64,548
EZCORP Inc*	4,843	60,053
Fiesta Restaurant Group Inc*	2,674	66,449
Finish Line Inc/The	3,854	52,453
FirstCash Inc (c )	4,339	393,764
Fossil Group Inc*	4,099	89,686
Fox Factory Holding Corp*	3,438	136,661
Francesca's Holdings Corp*	3,753	22,180
Fred's Inc	3,297	4,649
Genesco Inc*	1,901	83,074
Gentherm Inc*	3,559	125,989
G-III Apparel Group Ltd*	4,287	179,625
Group 1 Automotive Inc	1,928	135,461
Guess? Inc	6,053	118,639
Haverty Furniture Cos Inc	1,917	38,340
Hawaiian Holdings Inc	4,810	177,970

Hibbett Sports Inc*	2,017	53,350
Installed Building Products Inc*	1,853	112,384
Interface Inc	6,070	137,789
iRobot Corp*	2,464	153,778
JC Penney Co Inc*	29,033	70,260
Kirkland's Inc*	1,134	14,549
La-Z-Boy Inc	4,599	143,489
LCI Industries (c )	2,245	196,887
LGI Homes Inc*	1,599	97,395
Lithia Motors Inc	2,147	209,869
Lumber Liquidators Holdings Inc*	2,806	59,375
M/I Homes Inc*	2,305	64,033
Marcus Corp/The	1,880	59,314
MarineMax Inc*	2,374	55,670
Marriott Vacations Worldwide Corp (c )	2,189	263,205
MDC Holdings Inc	4,430	139,899
Meritage Homes Corp*	3,559	161,045
Mobile Mini Inc	4,151	189,286
Monarch Casino & Resort Inc*	1,008	44,896
Motorcar Parts of America Inc*	1,857	39,833
Movado Group Inc	1,360	66,776
Nautilus Inc*	2,880	43,056
Ollie's Bargain Outlet Holdings Inc*	4,581	323,877
Oxford Industries Inc	1,411	116,436
Penn National Gaming Inc*	8,176	278,638
Perry Ellis International Inc*	1,141	31,378
PetMed Express Inc	1,968	70,789
Red Robin Gourmet Burgers Inc*	1,277	64,297
Regis Corp*	3,353	57,973
RH*	1,775	173,471
Ruth's Hospitality Group Inc	2,946	78,216
ScanSource Inc*	2,508	98,188
Shake Shack Inc*	1,691	100,817
Shoe Carnival Inc	1,254	40,391
SkyWest Inc	4,968	283,176
Sleep Number Corp*	3,948	110,426
Sonic Automotive Inc	2,552	54,358
Sonic Corp	4,191	101,757
Standard Motor Products Inc	1,887	85,387
Steven Madden Ltd	5,127	270,962
Superior Industries International Inc	2,154	37,695
Tailored Brands Inc	4,698	154,141
Tile Shop Holdings Inc	2,641	19,015
Titan International Inc	4,154	48,228
Unifi Inc*	1,518	47,832
UniFirst Corp/MA	1,393	247,397
Universal Electronics Inc*	1,358	40,265
Vera Bradley Inc*	1,892	22,042
Veritiv Corp*	1,144	38,038
Vista Outdoor Inc*	5,502	93,204
Vitamin Shoppe Inc*	2,435	12,419
Wabash National Corp	5,957	119,200
William Lyon Homes*	2,265	54,020
Wingstop Inc	2,683	135,787
Winnebago Industries Inc	2,474	89,683
Wolverine World Wide Inc (c )	9,366	314,042
Zumiez Inc*	1,661	40,279
Total Consumer, Cyclical		11,227,194

Consumer, Non-Cyclical (20.21%)
Abaxis Inc	2,239	185,389
ABM Industries Inc	6,311	179,611
Acorda Therapeutics Inc*	4,239	111,274
AMAG Pharmaceuticals Inc*	3,411	83,399
Amedisys Inc*	2,771	211,566
American Public Education Inc*	1,343	57,212
AMN Healthcare Services Inc*	4,647	262,556
Amphastar Pharmaceuticals Inc*	3,566	56,343
Analogic Corp	1,045	87,414
Andersons Inc/The	2,428	78,424
AngioDynamics Inc*	3,432	72,175
ANI Pharmaceuticals Inc*	789	49,936
Anika Therapeutics Inc*	1,454	59,120
ASGN Inc* (c )	4,745	365,365
Avon Products Inc*	43,298	77,936
B&G Foods Inc	5,933	167,014
BioTelemetry Inc*	2,681	113,272
Calavo Growers Inc	1,434	126,192
Cal-Maine Foods Inc*	2,954	141,940
Cambrex Corp*	2,906	131,642
Capella Education Co	1,147	108,908
Cardtronics PLC*	4,527	116,163
Career Education Corp*	5,984	92,094
Central Garden & Pet Co*	829	33,848
Central Garden & Pet Co - A*	3,166	120,340
Chemed Corp	1,561	508,886
Coca-Cola Bottling Co Consolidated	446	56,825
Community Health Systems Inc*	11,035	45,133
CONMED Corp	2,461	168,948
Corcept Therapeutics Inc*	8,753	161,931
CorVel Corp*	969	48,935
Cross Country Healthcare Inc*	2,732	33,303
CryoLife Inc*	2,477	68,241
Cutera Inc*	1,289	54,138
Cytokinetics Inc*	4,081	36,729
Darling Ingredients Inc*	14,755	277,246
Dean Foods Co	8,548	81,804
Depomed Inc*	5,860	36,449
Diplomat Pharmacy Inc*	4,311	101,481
Eagle Pharmaceuticals Inc/DE*	805	54,265
Emergent BioSolutions Inc*	3,436	177,160
Enanta Pharmaceuticals Inc*	1,283	128,031
Ensign Group Inc/The	4,753	174,007
EVERTEC Inc	5,785	126,113
FTI Consulting Inc*	3,532	218,949
Green Dot Corp*	4,234	301,757
Haemonetics Corp* (c )	5,144	464,760
HealthEquity Inc*	5,083	377,718

Heidrick & Struggles International Inc	1,846	69,779
Heska Corp*	616	65,875
HMS Holdings Corp*	8,301	179,551
Innoviva Inc*	6,708	99,211
Inogen Inc*	1,607	293,583
Insperity Inc	3,525	324,300
Integer Holdings Corp*	2,740	180,840
Integra LifeSciences Holdings Corp*	6,182	398,986
Inter Parfums Inc	1,699	90,557
Invacare Corp	2,936	48,444
J&J Snack Foods Corp	1,346	190,621
John B Sanfilippo & Son Inc	861	58,393
Kelly Services Inc	2,711	60,754
Kindred Healthcare LLC*	8,030	71,869
Korn/Ferry International (c )	5,534	302,599
Lannett Co Inc*	2,918	48,293
Lantheus Holdings Inc*	2,369	33,166
LeMaitre Vascular Inc	1,253	42,702
LHC Group Inc*	2,486	191,347
Ligand Pharmaceuticals Inc*	1,964	377,540
LSC Communications Inc	3,223	40,803
Luminex Corp	3,649	103,340
Magellan Health Inc*	2,334	213,444
Matthews International Corp	3,115	171,325
Medicines Co/The*	6,505	220,259
Medifast Inc	1,008	147,662
Meridian Bioscience Inc	3,910	57,868
Merit Medical Systems Inc*	4,493	230,491
MGP Ingredients Inc	1,212	107,323
MiMedx Group Inc*	9,948	83,762
Momenta Pharmaceuticals Inc*	7,462	176,103
Monro Inc	3,235	181,484
Myriad Genetics Inc*	6,576	240,090
Natus Medical Inc*	3,265	120,479
Navigant Consulting Inc*	4,384	106,794
Neogen Corp*	4,724	357,654
Nutrisystem Inc	2,854	106,454
OraSure Technologies Inc*	5,326	90,595
Orthofix International NV*	1,720	93,998
Owens & Minor Inc	6,011	97,979
Phibro Animal Health Corp	1,840	83,168
Progenics Pharmaceuticals Inc*	6,744	51,254
Providence Service Corp/The*	1,210	87,120
Quorum Health Corp*	2,753	11,287
Rent-A-Center Inc/TX	5,285	50,155
Repligen Corp*	3,362	146,852
Resources Connection Inc	2,990	49,784
RR Donnelley & Sons Co	6,596	41,159
Select Medical Holdings Corp*	10,334	187,045
Seneca Foods Corp*	660	17,886
SpartanNash Co	3,727	92,281
Spectrum Pharmaceuticals Inc*	8,432	162,653
Strayer Education Inc	963	105,256
Supernus Pharmaceuticals Inc*	5,006	282,088
SUPERVALU Inc*	3,712	68,635
Surmodics Inc*	1,229	63,662
Tactile Systems Technology Inc*	1,351	67,050
Team Inc*	2,930	62,263
Tivity Health Inc*	3,326	116,576
Travelport Worldwide Ltd	11,580	203,113
TrueBlue Inc*	3,979	102,658
Universal Corp/VA	2,510	166,037
US Physical Therapy Inc	1,244	116,127
Varex Imaging Corp*	3,617	133,684
Viad Corp	1,887	99,822
WD-40 Co	1,342	184,592
Total Consumer, Non-Cyclical		15,620,466

Energy (4.04%)
Archrock Inc	6,587	76,080
Bristow Group Inc	2,639	31,219
C&J Energy Services Inc*	6,045	162,731
CARBO Ceramics Inc*	1,539	14,805
Carrizo Oil & Gas Inc*	7,149	180,584
Cloud Peak Energy Inc*	7,447	26,958
CONSOL Energy Inc*	2,409	106,141
Denbury Resources Inc*	38,435	163,349
Era Group Inc*	1,546	19,990
Exterran Corp*	2,938	80,971
Flotek Industries Inc*	5,110	15,994
FutureFuel Corp	2,258	30,415
Geospace Technologies Corp*	1,047	11,611
Green Plains Inc	3,350	71,523
Gulf Island Fabrication Inc	900	9,450
Helix Energy Solutions Group Inc*	12,478	94,833
HighPoint Resources Corp*	7,117	50,815
Matrix Service Co*	2,446	47,452
McDermott International Inc*	1	14
Newpark Resources Inc*	7,931	86,051
Noble Corp plc*	23,810	132,384
Oil States International Inc*	6,072	214,949
Par Pacific Holdings Inc*	2,344	41,747
PDC Energy Inc*	6,654	402,500
Pioneer Energy Services Corp*	7,129	39,210
ProPetro Holding Corp*	5,360	87,207
REX American Resources Corp*	531	40,367
Ring Energy Inc*	5,422	74,878
SEACOR Holdings Inc*	1,507	78,711
SolarEdge Technologies Inc*	3,362	187,768
SRC Energy Inc*	23,938	309,758
SunCoke Energy Inc*	5,562	75,309
TETRA Technologies Inc*	10,727	45,268
Unit Corp*	4,869	106,339
Total Energy		3,117,381

Financial (21.58%)
Acadia Realty Trust	7,623	196,292
Agree Realty Corp	3,010	159,349
American Assets Trust Inc	4,059	147,545
American Equity Investment Life Holding Co	7,996	283,378
Ameris Bancorp	3,643	202,915
AMERISAFE Inc	1,791	106,833
Apollo Commercial Real Estate Finance Inc	10,671	198,374
Armada Hoffler Properties Inc	4,180	60,192
ARMOUR Residential REIT Inc	3,896	90,270
Banc of California Inc	4,101	79,559
Banner Corp	3,118	186,924
BofI Holding Inc*	5,332	219,732
Boston Private Financial Holdings Inc	8,332	141,644
Brookline Bancorp Inc	7,524	136,937
Capstead Mortgage Corp	9,068	82,972
CareTrust REIT Inc	6,578	108,471
CBL & Associates Properties Inc	16,968	85,858
Cedar Realty Trust Inc	7,158	31,424
Central Pacific Financial Corp	3,057	89,998
Chatham Lodging Trust	3,801	79,023
Chesapeake Lodging Trust	5,971	192,445
City Holding Co	1,547	114,927
Columbia Banking System Inc	6,796	288,966
Community Bank System Inc	4,867	291,436
Community Healthcare Trust Inc	1,592	44,098
Customers Bancorp Inc*	2,828	85,717
CVB Financial Corp	9,262	214,786
DiamondRock Hospitality Co	18,012	229,293
Dime Community Bancshares Inc	2,890	58,812
Easterly Government Properties Inc	4,083	82,681
EastGroup Properties Inc	3,371	314,278
eHealth Inc*	1,525	32,498
Employers Holdings Inc	3,193	126,443
Encore Capital Group Inc*	2,204	86,948
Enova International Inc*	3,246	109,066
Fidelity Southern Corp	1,943	47,448
Financial Engines Inc	6,064	270,758
First BanCorp/Puerto Rico*	15,550	120,513
First Commonwealth Financial Corp	8,708	136,629
First Financial Bancorp	9,500	298,775
First Financial Bankshares Inc (c )	6,471	340,375
First Midwest Bancorp Inc/IL	9,562	251,194
Four Corners Property Trust Inc	5,684	130,107
Franklin Street Properties Corp	10,054	77,818
Getty Realty Corp	2,679	69,949
Glacier Bancorp Inc	7,606	296,558

Global Net Lease Inc	6,475	127,817
Government Properties Income Trust	9,499	138,020
Great Western Bancorp Inc	5,681	247,635
Green Bancorp Inc	2,350	52,758
Greenhill & Co Inc	2,575	67,851
Hanmi Financial Corp	3,211	96,169
HCI Group Inc	756	31,344
Hersha Hospitality Trust	4,041	85,952
HFF Inc	3,494	117,818
HomeStreet Inc*	2,502	67,054
Hope Bancorp Inc	12,231	220,036
Horace Mann Educators Corp	4,007	177,109
Independence Realty Trust Inc	8,262	80,141
Independent Bank Corp/Rockland MA	2,458	192,584
Infinity Property & Casualty Corp	1,035	149,765
INTL. FCStone Inc*	1,498	74,900
Invesco Mortgage Capital Inc	10,311	167,348
Investment Technology Group Inc	3,137	68,826
James River Group Holdings Ltd	2,377	90,160
Kite Realty Group Trust	7,495	117,597
LegacyTexas Financial Group Inc	4,139	173,797
Lexington Realty Trust	20,906	180,419
LTC Properties Inc	3,829	157,525
Maiden Holdings Ltd	6,878	60,183
Meta Financial Group Inc	845	95,612
National Bank Holdings Corp	2,643	102,918
National Storage Affiliates Trust	4,610	129,633
Navigators Group Inc/The	2,201	129,419
NBT Bancorp Inc	4,311	164,249
New York Mortgage Trust Inc	10,780	66,405
NMI Holdings Inc*	4,972	82,784
Northfield Bancorp Inc	4,483	73,252
Northwest Bancshares Inc	10,116	174,400
OFG Bancorp	4,362	61,504
Old National Bancorp/IN	12,215	219,259
Opus Bank	1,640	48,544
Oritani Financial Corp	3,530	56,127
Pacific Premier Bancorp Inc*	3,610	149,093
Pennsylvania Real Estate Investment Trust	6,532	71,917
PennyMac Mortgage Investment Trust	5,834	109,212
Piper Jaffray Cos	1,416	105,917
PRA Group Inc*	4,604	177,714
ProAssurance Corp	4,806	184,550
Provident Financial Services Inc	6,007	167,836
PS Business Parks Inc	1,891	231,761
Ramco-Gershenson Properties Trust	7,667	94,304
RE/MAX Holdings Inc	1,645	85,705
Retail Opportunity Investments Corp	10,939	198,215
RLI Corp	3,694	242,622
S&T Bancorp Inc	3,468	156,650
Safety Insurance Group Inc	1,334	114,724
Saul Centers Inc	1,169	57,936
Seacoast Banking Corp of Florida*	4,492	140,061
Selective Insurance Group Inc (c )	5,637	320,463
ServisFirst Bancshares Inc	4,403	184,970
Simmons First National Corp	7,499	239,968
Southside Bancshares Inc	2,700	92,205
Stewart Information Services Corp	2,175	91,763
Summit Hotel Properties Inc	9,290	142,044
Third Point Reinsurance Ltd*	8,095	108,068
Tompkins Financial Corp	1,219	102,725
TrustCo Bank Corp NY	8,756	76,177
United Community Banks Inc/GA	6,851	222,383
United Fire Group Inc	2,014	108,031
United Insurance Holdings Corp	1,777	36,766
Universal Health Realty Income Trust	1,242	77,215
Universal Insurance Holdings Inc	3,014	107,449
Urstadt Biddle Properties Inc	2,716	59,345
Virtus Investment Partners Inc	643	80,729
Waddell & Reed Financial Inc	8,108	157,295
WageWorks Inc*	3,672	174,236
Walker & Dunlop Inc	2,755	154,611
Washington Prime Group Inc	16,870	122,645
Westamerica Bancorporation	2,609	149,313
Whitestone REIT	3,585	43,880
WisdomTree Investments Inc	11,401	124,955
World Acceptance Corp*	575	62,014
Total Financial		16,674,589

Industrial (18.52%)
AAON Inc	3,922	119,621
AAR Corp	3,171	141,712
Actuant Corp	5,880	137,298
Aegion Corp*	3,357	86,275
Aerojet Rocketdyne Holdings Inc*	6,680	193,319
Aerovironment Inc*	2,383	137,880
Alamo Group Inc	937	86,401
Alarm.com Holdings Inc*	2,325	103,300
Albany International Corp	2,871	176,567
American Woodmark Corp*	1,386	142,897
Apogee Enterprises Inc	2,845	124,184
Applied Industrial Technologies Inc	3,759	262,190
Applied Optoelectronics Inc*	1,725	80,678
ArcBest Corp	2,196	104,200
Astec Industries Inc	1,900	111,169
Atlas Air Worldwide Holdings Inc*	2,496	170,102
Axon Enterprise Inc*	5,194	330,754
AZZ Inc	2,578	111,499
Badger Meter Inc	2,727	119,306
Barnes Group Inc (c )	4,484	266,439
Bel Fuse Inc	579	11,175
Benchmark Electronics Inc	4,930	136,561
Boise Cascade Co	3,579	170,718
Brady Corp	4,730	184,470
Briggs & Stratton Corp	4,252	78,449
Chart Industries Inc*	3,048	196,383
CIRCOR International Inc	1,626	78,259
Comfort Systems USA Inc	3,696	173,158
Control4 Corp*	1,834	45,465
CTS Corp	3,041	98,833
Cubic Corp	2,477	172,275
DXP Enterprises Inc/TX*	1,415	55,213
Echo Global Logistics Inc*	2,538	70,556
Electro Scientific Industries Inc*	3,245	63,667
Encore Wire Corp	2,060	99,704
EnPro Industries Inc	2,127	156,675
ESCO Technologies Inc	2,555	143,336
Exponent Inc	2,311	227,171
Fabrinet*	3,546	124,571
FARO Technologies Inc*	1,657	88,898
Federal Signal Corp	5,933	141,739
Forward Air Corp	2,710	160,757
Franklin Electric Co Inc	3,824	176,860
General Cable Corp	4,571	135,530

Gibraltar Industries Inc*	3,137	124,382
Greenbrier Cos Inc/The	2,818	140,055
Griffon Corp	3,014	68,418
Harsco Corp*	7,483	183,334
Haynes International Inc	1,242	52,884
Heartland Express Inc	3,991	74,552
Hillenbrand Inc	6,079	283,585
Hub Group Inc*	3,325	166,084
II-VI Inc*	4,946	217,377
Insteel Industries Inc	1,735	54,271
Itron Inc*	3,030	173,013
John Bean Technologies Corp (c )	3,067	270,816
Kaman Corp	2,691	190,442
KapStone Paper and Packaging Corp	7,937	273,033
KEMET Corp*	4,565	91,209
Knowles Corp*	8,511	123,410
Lindsay Corp	1,030	101,373
LSB Industries Inc*	1,435	7,275
Lydall Inc*	1,587	66,495
Marten Transport Ltd	3,836	87,461
Matson Inc	4,283	146,650
Methode Electronics Inc	3,654	146,708
Moog Inc	2,894	235,948
Mueller Industries Inc	5,189	156,708
Multi-Color Corp	1,236	85,778
Myers Industries Inc	1,890	37,044
MYR Group Inc*	1,615	63,050
National Presto Industries Inc	461	52,047
Olympic Steel Inc	881	20,378
Orion Group Holdings Inc*	1,870	14,511
OSI Systems Inc*	1,710	117,272
Park Electrochemical Corp	1,665	34,416
Patrick Industries Inc*	2,374	143,864
PGT Innovations Inc*	4,867	100,747
Plexus Corp*	3,292	191,430
Powell Industries Inc	838	28,333
Proto Labs Inc*	2,400	289,440
Quanex Building Products Corp	3,418	57,422
Raven Industries Inc	3,584	135,475
Roadrunner Transportation Systems Inc*	3,008	5,444
Rogers Corp* (c )	1,628	185,527
Saia Inc*	2,527	208,225
Sanmina Corp*	6,831	196,733
Simpson Manufacturing Co Inc	3,983	252,164
SPX Corp*	4,195	143,721
SPX FLOW Inc*	4,202	183,081
Standex International Corp	1,191	118,802
Sturm Ruger & Co Inc	1,780	109,025
Tennant Co	1,758	138,530
Tetra Tech Inc	5,113	280,959
TimkenSteel Corp*	3,578	62,722
TopBuild Corp*	3,374	283,247
Tredegar Corp	2,521	60,126
Trex Co Inc* (c )	2,838	334,402
Triumph Group Inc	4,765	101,018
TTM Technologies Inc*	7,949	143,320
Universal Forest Products Inc	6,063	222,997
US Concrete Inc*	1,453	88,560
US Ecology Inc	2,034	123,260
Vicor Corp*	1,588	69,634
Watts Water Technologies Inc	2,500	192,375
Total Industrial		14,306,776

Technology (8.19%)
Advanced Energy Industries Inc*	3,590	235,253
Agilysys Inc*	1,424	20,249
Axcelis Technologies Inc*	2,923	62,114
Bottomline Technologies DE Inc*	3,498	166,365
Brooks Automation Inc	6,236	203,792
Cabot Microelectronics Corp	2,479	280,548
CACI International Inc* (c )	2,381	396,794
CEVA Inc*	1,957	65,951
Cohu Inc	2,289	54,982
Computer Programs & Systems Inc	1,062	34,568
Cray Inc*	3,763	93,699
CSG Systems International Inc	3,263	135,023
Digi International Inc*	2,432	28,454
Diodes Inc*	3,601	123,298
Donnelley Financial Solutions Inc*	2,482	38,124
DSP Group Inc*	2,148	27,494
Ebix Inc	2,095	156,287
Electronics For Imaging Inc*	4,489	150,067
Engility Holdings Inc*	1,753	55,114
ExlService Holdings Inc*	3,184	180,501
FormFactor Inc*	7,104	96,259
Insight Enterprises Inc*	3,525	165,323
Kopin Corp*	6,036	21,307
Kulicke & Soffa Industries Inc	6,804	163,840
LivePerson Inc*	5,298	102,516
ManTech International Corp/VA	2,349	126,635
MaxLinear Inc*	5,033	92,356
Mercury Systems Inc*	4,322	159,611
MicroStrategy Inc*	933	120,889
Monotype Imaging Holdings Inc	3,836	82,858
MTS Systems Corp	1,561	81,796
Nanometrics Inc*	2,280	95,692
Omnicell Inc*	3,357	156,268
OneSpan Inc*	2,814	60,923
PDF Solutions Inc*	2,557	32,320
Photronics Inc*	6,416	55,819
Power Integrations Inc	2,683	201,627
Progress Software Corp	4,672	176,975
Quality Systems Inc*	4,286	75,434
Qualys Inc*	2,925	225,079
Rambus Inc*	11,045	148,666
Rudolph Technologies Inc*	2,887	96,715
Semtech Corp*	6,412	310,341
SPS Commerce Inc*	1,706	126,978
Super Micro Computer Inc*	3,742	90,182
Sykes Enterprises Inc*	3,693	103,958
Tabula Rasa HealthCare Inc*	1,252	68,297
TiVo Corp	11,665	167,976
TTEC Holdings Inc	1,570	55,421
Ultra Clean Holdings Inc*	3,123	55,027
Veeco Instruments Inc*	4,630	78,942
Virtusa Corp*	2,554	123,997
Xperi Corp	4,873	96,242
Total Technology		6,324,946

Utilities (2.13%)
American States Water Co	3,295	185,443
Avista Corp (c )	6,302	330,477
California Water Service Group	4,308	173,397
El Paso Electric Co	3,644	213,538
Northwest Natural Gas Co	2,574	153,925
South Jersey Industries Inc	7,778	257,607
Spire Inc (c )	4,687	333,949
Total Utilities		1,648,336

Total Common Stock (Cost $52,085,789)		76,092,965

Total Investments (Cost $52,085,789) (a) (98.49%)		76,092,965
Other Net Assets (1.51%)		1,165,207
Net Assets (100.00%)		77,258,172

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $52,111,260.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	27,436,355
Unrealized depreciation	(3,454,650)
Net unrealized appreciation	23,981,705

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2018:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
14 / JUNE 2018 / Long / ICE	1,131,345	1,143,940	12,595

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON CORE VALUE FUND

Portfolio of Investments (Unaudited)

5/31/2018

	Maturity		Value
Security Description	Date	Shares	(Note 1)
Common Stock (90.79%)

Basic Materials (3.35%)
DowDuPont Inc (b)		30	1,923
PPG Industries Inc (b)		31,000	3,128,520
Praxair Inc (b)		15,167	2,369,995
Sensient Technologies Corp (b)		8,500	571,625
Total Basic Materials			6,072,063

Communications (3.34%)
AT&T Inc (b)		57,669	1,863,862
Facebook Inc*		10,500	2,013,690
Verizon Communications Inc (b)		45,542	2,170,987
Total Communications			6,048,539

Consumer, Cyclical (10.41%)
DR Horton Inc (b)		55,200	2,329,992
Ford Motor Co (b)		522,700	6,037,185
Lowe's Cos Inc (b)		31,200	2,964,312
Marriott International Inc/MD (b)		13,000	1,759,680
McDonald's Corp (b)		18,268	2,923,063
Target Corp (b)		30,339	2,211,410
Walgreens Boots Alliance Inc (b)		10,000	623,900
Total Consumer, Cyclical			18,849,542

Consumer, Non-Cyclical (18.17%)
Abbott Laboratories (b)		27,810	1,711,149
AbbVie Inc (b)		33,610	3,325,373
Aetna Inc (b)		84	14,795
AmerisourceBergen Corp (b)		22,912	1,881,992
Baxter International Inc (b)		46,026	3,260,482
British American Tobacco PLC (b)		3,770	193,024
Celgene Corp* (b)		25,614	2,015,310
Colgate-Palmolive Co (b)		20,400	1,287,036
Conagra Brands Inc (b)		42,450	1,573,197
Eli Lilly & Co (b)		40,000	3,401,600
Gilead Sciences Inc (b)		51,200	3,450,880
Kimberly-Clark Corp (b)		1,800	181,530
Lamb Weston Holdings Inc (b)		14,149	901,999
Merck & Co Inc (b)		20,100	1,196,553
Moody's Corp (b)		92	15,692
Procter & Gamble Co/The (b)		4,580	335,119
Shire PLC (b)		7,085	1,163,640
Sprouts Farmers Market Inc* (b)		260,000	5,642,000
Tyson Foods Inc (b)		20,000	1,349,400
Total Consumer, Non-Cyclical			32,900,771

Energy (11.07%)
Anadarko Petroleum Corp (b)	17,040	1,189,392
Baker Hughes a GE Co (b)	27,455	949,668
BP PLC (b)	81,437	3,731,443
Chevron Corp	29,324	3,644,973
ConocoPhillips (b)	19,648	1,324,079
Devon Energy Corp (b)	7,352	305,623
Enbridge Inc (b)	5,608	174,241
Exxon Mobil Corp	43,236	3,512,493
Royal Dutch Shell PLC (b)	36,500	2,539,670
Schlumberger Ltd (b)	39,100	2,684,997
Total Energy		20,056,579

Financial (21.84%)
Arthur J Gallagher & Co (b)	32,400	2,147,472
Aspen Insurance Holdings Ltd (b)	26,315	1,142,071
Bank of America Corp (b)	140,000	4,065,600
Bank of New York Mellon Corp/The (b)	15,050	823,988
BlackRock Inc (b)	6,300	3,365,649
Citigroup Inc (b)	21,300	1,420,497
Goldman Sachs Group Inc/The (b)	15,850	3,580,198
Intercontinental Exchange Inc (b)	15,920	1,128,569
JPMorgan Chase & Co (b)	71,020	7,599,850
Morgan Stanley (b)	47,050	2,359,087
New York Community Bancorp Inc (b)	211,900	2,455,921
Principal Financial Group Inc (b)	13,650	761,670
State Street Corp (b)	9,600	922,656
US Bancorp (b)	60,600	3,029,394
Wells Fargo & Co	87,889	4,745,127
Total Financial		39,547,749

Industrial (6.68%)
Agilent Technologies Inc (b)	870	53,870
Caterpillar Inc (b)	21,442	3,257,254
Fortive Corp (b)	12,800	930,432
Masco Corp (b)	90,000	3,354,300
Northrop Grumman Corp (b)	8,600	2,814,350
Rockwell Collins Inc (b)	1,400	192,514
Seaspan Corp (b)	25,000	219,500
Union Pacific Corp (b)	50	7,138
United Parcel Service Inc (b)	60	6,967
United Technologies Corp (b)	10,100	1,260,682
Total Industrial		12,097,007

Technology (12.52%)
Analog Devices Inc (b)		10,696	1,039,437
Applied Materials Inc (b)		66,000	3,351,480
Dell Technologies Inc Class V* (b)		3,312	267,146
DXC Technology Co (b)		4,294	395,520
Hewlett Packard Enterprise Co (b)		50,000	762,000
Intel Corp (b)		61,000	3,367,200
International Business Machines Corp (b)		4,760	672,636
Micro Focus International PLC (b)		6,865	121,511
Microsoft Corp		59,133	5,844,706
Oracle Corp (b)		45,130	2,108,474
Paychex Inc (b)		34,000	2,229,720
QUALCOMM Inc (b)		23,375	1,358,555
Taiwan Semiconductor Manufacturing Co Ltd (b)		30,000	1,161,000
Total Technology			22,679,385

Utilities (3.41%)
Consolidated Edison Inc (b)		21,200	1,626,676
DTE Energy Co (b)		4,700	481,421
Duke Energy Corp (b)		8,099	624,919
Exelon Corp (b)		12,846	531,696
FirstEnergy Corp (b)		23,574	811,417
NextEra Energy Inc (b)		7,500	1,243,575
Sempra Energy (b)		8,050	857,567
Total Utilities			6,177,271

Total Common Stock (Cost $103,125,169)			164,428,906

Preferred Stock (0.55%)
Amerityre Corp**		2,000,000	1,000,000
Total Preferred Stock (Cost $2,000,000)			1,000,000

United States Treasury Bills (6.79%)
TREASURY BILL	06/14/2018	12,300,000	12,292,272
Total United States Treasury Bills (Cost $12,292,272)			12,292,272

Total Investments (Cost $117,417,440) (a) (98.13%)			177,721,178
Other Net Assets (1.87%)			3,378,102
Net Assets (100.00%)			181,099,280

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At May 31, 2018, the fair value was $1,000,000, or 0.55% of net assets.

(a)	Aggregate cost for federal income tax purpose is $117,253,501.
(b)	A portion of these shares have been pledged in connection with obligations for options contracts.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	63,399,165
Unrealized depreciation	(2,931,488)
Net unrealized appreciation	60,467,677

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SCHEDULE OF SECURITIES SOLD SHORT
Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Conagra Brands Inc	06/15/2018	(250)	38.00	950,000	(5,000)
Sprouts Farmers Market Inc	06/15/2018	(400)	27.50	1,100,000	(2,000)
Sprouts Farmers Market Inc	06/15/2018	(400)	30.00	1,200,000	(400)
BP PLC	07/20/2018	(490)	45.00	2,205,000	(94,570)
ConocoPhillips	08/17/2018	(120)	70.00	840,000	(25,800)
Exxon Mobil Corp	07/20/2018	(187)	80.00	1,496,000	(59,092)
Royal Dutch Shell PLC	07/20/2018	(172)	70.00	1,204,000	(30,100)
Intercontinental Exchange Inc	06/15/2018	(64)	75.00	480,000	(192)
Caterpillar Inc	06/15/2018	(46)	160.00	736,000	(2,530)
Analog Devices Inc	06/15/2018	(106)	95.00	1,007,000	(27,242)
Microsoft Corp	07/20/2018	(215)	97.50	2,096,250	(88,150)
Oracle Corp	06/15/2018	(180)	47.00	846,000	(11,520)
QUALCOMM Inc	06/15/2018	(32)	55.00	176,000	(12,000)

Total Written Call Options				14,336,250	(358,596)
Premiums Received $518,926

EUROPEAN GROWTH AND INCOME FUND

Portfolio of Investments (Unaudited)

5/31/2018

	Maturity		Value
Security Description	Date	Shares	(Note 1)
Common Stock (97.17%)

Basic Materials (7.67%)
BASF SE		13,952	346,428
BHP Billiton Ltd		4,080	203,102
Rio Tinto PLC		3,600	204,120
Total Basic Materials			753,650

Consumer, Cyclical (12.12%)
adidas AG		2,400	273,096
LVMH Moet Hennessy Louis Vuitton SE		9,300	649,884
Valeo SA		8,550	268,769
Total Consumer, Cyclical			1,191,749

Consumer, Non-Cyclical (33.25%)
Agriculture (3.23%)
British American Tobacco PLC		6,200	317,440
			317,440
Beverages (4.08%)
Diageo PLC		2,735	400,732
			400,732
Cosmetics/Personal Care (8.02%)
L'Oreal SA		8,825	425,718
Unilever NV		6,508	362,951
			788,669
Food (3.47%)
Nestle SA		4,512	341,423
			341,423
Pharmaceuticals (14.45%)
Bayer AG		16,460	492,812
GlaxoSmithKline PLC		5,325	215,769
Roche Holding AG		15,564	417,271
Sanofi		7,700	294,679
			1,420,531

Total Consumer, Non-Cyclical			3,268,795

Energy (12.60%)
Eni SpA	7,482	272,794
Royal Dutch Shell PLC	7,751	539,315
TOTAL SA	7,042	427,097
Total Energy		1,239,206

Financial (22.36%)
Allianz SE	18,157	375,305
AXA SA	18,984	476,878
Banco Santander SA	51,573	281,589
BNP Paribas SA	7,967	250,084
HSBC Holdings PLC	5,404	261,446
ING Groep NV	20,000	292,600
KBC Group NV	6,740	261,512
Total Financial		2,199,414

Industrial (4.96%)
Siemens AG	7,470	487,716
Total Industrial		487,716

Technology (4.21%)
SAP SE	3,667	413,601
Total Technology		413,601

Total Common Stock (Cost $7,470,438)		9,554,131

Total Investments (Cost $7,470,438) (a) (97.17%)		9,554,131
Other Net Assets (2.83%)		277,964
Net Assets (100.00%)		9,832,095

(a)	Aggregate cost for federal income tax purpose is $7,470,482.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,523,867
Unrealized depreciation	(440,218)
Net unrealized appreciation	2,083,649

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

NASDAQ 100 INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2018

	Maturity		Value
Security Description	Date	Shares	(Note 1)
Common Stock (98.82%)

Communications (34.59%)
Internet (25.53%)
Alphabet Inc - C*		21,129	22,924,754
Alphabet Inc - A*		20,265	22,291,500
Amazon.com Inc* (c )		23,696	38,615,476
Baidu Inc*		24,344	5,904,881
Booking Holdings Inc*		4,293	9,053,594
Ctrip.com International Ltd*		40,186	1,811,987
eBay Inc*		88,653	3,343,991
Expedia Group Inc		12,088	1,463,011
Facebook Inc*		135,510	25,988,108
JD.com Inc*		78,248	2,752,765
MercadoLibre Inc		3,829	1,113,588
Netflix Inc*		37,731	13,266,220
Symantec Corp		52,618	1,093,402
			149,623,277
Media (5.06%)
Charter Communications Inc*		21,143	5,519,169
Comcast Corp		412,162	12,851,211
DISH Network Corp*		17,665	522,001
Liberty Global PLC - A*		17,321	493,822
Liberty Global PLC - C*		50,158	1,388,373
Sirius XM Holdings Inc		390,050	2,769,355
Twenty-First Century Fox Inc - A		89,454	3,448,452
Twenty-First Century Fox Inc		69,431	2,650,181
			29,642,564
Telecommunicatoins (4.00%)
Cisco Systems Inc		428,387	18,296,409
T-Mobile US Inc*		74,292	4,138,064
Vodafone Group PLC		39,481	1,023,742
			23,458,215

Total Communications			202,724,056

Consumer, Cyclical (7.54%)
American Airlines Group Inc	41,028	1,786,359
Costco Wholesale Corp	38,077	7,548,384
Dollar Tree Inc*	20,122	1,661,876
Fastenal Co	25,010	1,331,282
Hasbro Inc	10,768	934,124
Marriott International Inc/MD	30,942	4,188,309
O'Reilly Automotive Inc*	7,255	1,954,570
PACCAR Inc	30,605	1,904,549
Qurate Retail Inc*	38,964	792,138
Ross Stores Inc	33,227	2,620,946
Starbucks Corp	121,002	6,857,183
Tesla Inc*	14,647	4,170,440
Ulta Beauty Inc*	5,303	1,309,364
Walgreens Boots Alliance Inc	86,138	5,374,150
Wynn Resorts Ltd	8,957	1,755,662
Total Consumer, Cyclical		44,189,336

Consumer, Non-Cyclical (15.56%)
Alexion Pharmaceuticals Inc*	18,960	2,201,825
Align Technology Inc*	6,948	2,306,389
Amgen Inc	62,652	11,253,552
Automatic Data Processing Inc	37,716	4,903,834
Biogen Inc*	17,985	5,286,871
BioMarin Pharmaceutical Inc*	15,309	1,383,015
Celgene Corp*	66,957	5,268,177
Cintas Corp	9,259	1,687,453
DENTSPLY SIRONA Inc	19,917	872,564
Express Scripts Holding Co*	48,068	3,644,035
Gilead Sciences Inc	113,901	7,676,927
Henry Schein Inc*	13,327	922,228
Hologic Inc*	23,979	908,564
IDEXX Laboratories Inc*	7,575	1,577,191
Illumina Inc*	12,391	3,375,804
Incyte Corp*	18,354	1,253,028
Intuitive Surgical Inc*	9,509	4,371,002
Kraft Heinz Co/The	105,688	6,074,946
Mondelez International Inc	127,091	4,990,864
Monster Beverage Corp*	47,863	2,448,671
Mylan NV*	46,642	1,793,851
PayPal Holdings Inc*	104,072	8,541,189
Regeneron Pharmaceuticals Inc*	8,956	2,689,666
Shire PLC	5,599	919,580
Verisk Analytics Inc*	14,348	1,524,332
Vertex Pharmaceuticals Inc*	21,464	3,305,456
Total Consumer, Non-Cyclical		91,181,014

Industrial (1.04%)
CSX Corp	75,850	4,903,703
JB Hunt Transport Services Inc	9,517	1,219,128
Total Industrial		6,122,831

Technology (40.09%)
Computers (11.09%)
Apple Inc (c )		301,448	56,331,588
Check Point Software Technologies Ltd*		14,173	1,379,883
Cognizant Technology Solutions Corp		50,043	3,770,740
Seagate Technology PLC		24,765	1,395,508
Western Digital Corp		25,103	2,096,352
			64,974,071
Semiconductors (14.95%)
Analog Devices Inc		31,286	3,040,373
Applied Materials Inc		90,700	4,605,746
ASML Holding NV		6,426	1,263,673
Broadcom Inc		35,691	8,996,630
Intel Corp		415,091	22,913,023
KLA-Tencor Corp		13,618	1,541,966
Lam Research Corp		14,168	2,807,814
Maxim Integrated Products Inc		24,385	1,430,180
Microchip Technology Inc		20,376	1,984,215
Micron Technology Inc*		100,270	5,774,549
NVIDIA Corp		52,604	13,266,203
QUALCOMM Inc		128,370	7,460,864
Skyworks Solutions Inc		15,824	1,560,405
Texas Instruments Inc		85,539	9,572,669
Xilinx Inc		21,298	1,450,607
			87,668,917
Software (14.05%)
Activision Blizzard Inc		64,302	4,559,655
Adobe Systems Inc*		42,627	10,626,059
Autodesk Inc*		18,603	2,401,647
CA Inc		36,251	1,295,611
Cadence Design Systems Inc*		24,529	1,041,256
Cerner Corp*		28,919	1,725,886
Citrix Systems Inc*		11,806	1,246,950
Electronic Arts Inc*		26,133	3,421,071
Fiserv Inc*		35,928	2,608,373
Intuit Inc		21,697	4,374,115
Microsoft Corp (c )		421,904	41,700,991
NetEase Inc		6,512	1,486,820
Paychex Inc		31,231	2,048,129
Synopsys Inc*		12,896	1,135,751
Take-Two Interactive Software Inc*		9,920	1,111,834
Workday Inc*		11,912	1,559,996
			82,344,144

Total Technology			234,987,132

Total Common Stock (Cost $353,525,728)			579,204,369

United States Treasury Bills (0.71%)
TREASURY BILL	06/14/2018	4,200,000	4,197,385
United States Treasury Bills (Cost $4,197,385)			4,197,385

Total Investments (Cost $357,723,114) (a) (99.53%)			583,401,754
Other Net Assets (0.47%)			2,737,525
Net Assets (100.00%)			586,139,279

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $358,019,911.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	235,488,083
Unrealized depreciation	(10,106,240)
Net unrealized appreciation	225,381,843

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at May 31, 2018:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
57 / JUNE 2018 / Long / CME	7,741,660	7,953,780	212,120

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

SHELTON GREEN ALPHA FUND

Portfolio of Investments (Unaudited)

5/31/2018

		Value
Security Description	Shares	(Note 1)
Common Stock (93.61%)

Basic Materials (2.58%)
Daqo New Energy Corp*	9,800	565,068
Schnitzer Steel Industries Inc	22,000	685,300
Total Basic Materials		1,250,368

Communications (5.81%)
Alphabet Inc - C*	1,400	1,518,986
Palo Alto Networks Inc*	1,500	312,135
Sierra Wireless Inc*	60,000	984,000
Total Communications		2,815,121

Consumer, Cyclical (7.31%)
Herman Miller Inc	31,000	1,015,250
Interface Inc	20,000	454,000
Kandi Technologies Group Inc*	117,500	646,250
Tesla Inc*	5,000	1,423,650
Total Consumer, Cyclical		3,539,150

Consumer, Non-Cyclical (8.41%)
CRISPR Therapeutics AG*	7,500	516,825
Gilead Sciences Inc	7,500	505,500
Hain Celestial Group Inc/The*	28,000	714,560
Illumina Inc*	900	245,196
Intellia Therapeutics Inc*	11,000	298,100
OraSure Technologies Inc*	17,500	297,675
SunOpta Inc*	66,000	541,200
United Natural Foods Inc*	21,000	957,180
Total Consumer, Non-Cyclical		4,076,236

Energy (28.47%)
Canadian Solar Inc*	118,700	1,971,607
First Solar Inc*	31,000	2,095,910
JinkoSolar Holding Co Ltd*	73,000	1,286,260
Pattern Energy Group Inc	121,300	2,253,754
Sunrun Inc*	140,000	1,694,000
TerraForm Power Inc	90,000	999,900
TPI Composites Inc*	37,000	973,100
Vestas Wind Systems A/S	115,000	2,515,050
Total Energy		13,789,581

Financial (7.30%)
Alexandria Real Estate Equities Inc	4,900	612,108
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	1,173,760
Horizon Technology Finance Corp	48,800	487,512
Liberty Property Trust	15,000	663,150
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,000	598,850
Total Financial		3,535,380

Industrial (11.85%)
ABB Ltd	41,600	945,984
AU Optronics Corp	63,000	273,420
Garmin Ltd	8,000	480,720
Ichor Holdings Ltd*	30,000	746,400
Itron Inc*	6,200	354,020
LG Display Co Ltd	54,000	554,580
SunPower Corp*	103,000	864,170
Trex Co Inc*	7,800	919,074
Universal Display Corp	6,100	603,900
Total Industrial		5,742,268

Technology (19.49%)
Advanced Energy Industries Inc*	7,600	498,028
Analog Devices Inc	7,700	748,286
Applied Materials Inc	40,000	2,031,200
Fortinet Inc*	6,500	397,670
Gemalto NV*	12,500	364,250
International Business Machines Corp	10,500	1,483,755
Microchip Technology Inc	3,000	292,140
Omnicell Inc*	6,400	297,920
QUALCOMM Inc	4,200	244,104
Skyworks Solutions Inc	12,500	1,232,625
STMicroelectronics NV	31,000	739,970
Ultra Clean Holdings Inc*	24,000	422,880
Veeco Instruments Inc*	40,600	692,230
Total Technology		9,445,058

Utilities (2.39%)
Consolidated Water Co Ltd	88,000	1,157,200
Total Utilities		1,157,200

Total Common Stock (Cost $39,451,742)		45,350,362

Limited Partnerships (2.74%)
8Point3 Energy Partners LP	108,000	1,326,240
Total Limited Partnerships (Cost $1,473,671)		1,326,240

Total Investments (Cost $40,925,413) (a) (96.35%)		46,676,602
Other Net Assets (3.65%)		1,767,299
Net Assets (100.00%)		48,443,901

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $40,954,410.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	8,759,238
Unrealized depreciation	(3,037,046)
Net unrealized appreciation	5,722,192

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

5/31/2018

				Value
SECURITY DESCRIPTION	Par Value	Rate	Maturity	(Note 1)

Municipal Bonds (96.14%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/01/2029	3,192,150

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,032,090

California Health Facilities Financing Authority
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,087,906

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,531,625

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,415,712
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	200,000	2.000%	10/01/2019	201,358

CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,167,980

CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	2,400,000	0.450%	05/01/2034	2,400,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,446,470

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,442,551

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,564,440

LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,150,560

LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	566,015

LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,202,600

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,009,178

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,098,450
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,729,425
Propositin A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	555,545

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,504,230
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,186,616

LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	320,534

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,813,525

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,034,990

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	214,182

MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	534,130

MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,643,941

PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,259,767

PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,005,830

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,453,237

REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,070,863

ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	857,363

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,118,980

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,140,410

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,351,274

San Francisco Bay Area Rapid Transit District
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%	08/01/2034	693,620
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%	08/01/2036	2,728,651

SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,049,180

SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	530,165

SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	750,883

SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,324,346
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	783,040

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,145,800

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,723,725

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,068,680
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,492,302

TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,052,820

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,499,316

Total Municipal Bonds (Cost $65,162,613)				67,146,455

Variable Rate Demand Notes* (2.92%)
California Health Facilities Financing Authority***	1,000,000	5.000%**	07/01/2043	1,041,240
Metropolitan Water District of Southern California***	1,000,000	0.500%**	07/01/2035	1,000,000
Total Variable Rate Demand Notes (Cost $2,041,240)				2,041,240

Total Investments (Cost $67,203,853) (a) (99.06%)				69,187,695
Other Net Assets (0.94%)				653,071
Net Assets (100.00%)				69,840,766

(a)	Aggregate cost for federal income tax purposes is $67,183,809.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	2,397,140
Unrealized depreciation	(393,254)
Net unrealized appreciation	2,003,886

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	Rate Effective as of May 31, 2018.
***	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

5/31/2018

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)

Government National Mortgage Association (5.29%)
	437	10.000	09/15/2018	439
	24,812	5.000	07/15/2020	25,443
	39,895	5.500	01/15/2025	43,051
	108,240	6.000	01/15/2026	119,671
	170,086	5.500	04/15/2036	187,514
	164,479	5.000	03/15/2038	176,500
	78,807	6.000	06/15/2038	86,688
	438,168	3.500	11/20/2044	441,961
Total Government National Mortgage Association (Cost $1,042,452)				1,081,267

United States Treasury Bonds (4.32%)
	400,000	4.500	05/15/2038	496,844
	400,000	2.750	08/15/2042	385,094
Total United States Treasury Bonds (Cost $912,369)				881,938

United States Treasury Notes (88.71%)
	1,900,000	3.750	11/15/2018	1,914,179
	2,200,000	2.750	02/15/2019	2,208,293
	2,100,000	2.625	08/15/2020	2,108,203
	2,000,000	3.625	02/15/2021	2,058,438
	2,400,000	2.000	02/15/2022	2,349,281
	2,500,000	2.500	08/15/2023	2,477,979
	1,300,000	2.125	02/29/2024	1,259,197
	2,200,000	2.125	05/15/2025	2,110,195
	800,000	6.000	02/15/2026	978,031
	700,000	2.250	08/15/2027	667,023
Total United States Treasury Notes (Cost $18,529,205)				18,130,819

Total Investments (Cost $20,484,027) (a) (98.32%)				20,094,024
Other Net Assets (1.68%)				344,349
Net Assets (100.00%)				20,438,373

(a)	Aggregate cost for federal income tax purposes is $20,484,027.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	87,736
Unrealized depreciation	(477,739)
Net unrealized depreciation	(390,003)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2018

				Value
Security Description	Par Value	Rate	Maturity	(Note 1)

Government National Mortgage Association (1.77%)
	38,066	3.125	06/20/2034	40,254
	69,411	3.125	11/20/2034	72,081
Total Government National Mortgage Association (Cost $107,976)				112,335

United States Treasury Notes (95.50%)
	300,000	2.125	01/31/2021	297,053
	1,100,000	1.250	01/31/2019	1,093,318
	700,000	1.000	06/30/2019	690,553
	1,100,000	1.375	01/31/2020	1,082,275
	900,000	2.000	07/31/2020	891,686
	800,000	2.250	07/31/2021	792,500
	1,000,000	1.125	06/15/2018	999,803
	200,000	2.125	06/30/2022	196,148
Total United States Treasury Notes (Cost $6,092,774)				6,043,336

Total Investments (Cost $6,200,751) (a) (97.27%)				6,155,671
Other Net Assets (2.73%)				173,091
Net Assets (100.00%)				6,328,762

(a)	Aggregate cost for federal income tax purposes is $6,200,751.

At May 31, 2018, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	8,379
Unrealized depreciation	(53,459)
Net unrealized depreciation	(45,080)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

THE UNITED STATES TREASURY TRUST

Portfolio of Investments (Unaudited)

5/31/2018

			Value
Security Description	Par Value	Maturity	(Note 1)

United States Treasury Bills, DN (b) (100.05%)
	8,600,000	06/21/2018	8,592,037
	11,200,000	07/19/2018	11,173,744
	8,000,000	08/16/2018	7,971,823
	8,600,000	06/14/2018	8,595,031
	9,000,000	06/28/2018	8,989,052
	3,300,000	07/12/2018	3,293,453
	3,500,000	08/02/2018	3,489,266
Total United States Treasury Bills, DN (Cost $52,104,406)			52,104,406

Total Investments (Cost $52,104,406) (a) (100.05%)			52,104,406
Liabilities in Excess of Other Assets (-0.05%)			(24,130)
Net Assets (100.00%)			52,080,276

(a)	Aggregate cost for federal income tax purposes is $52,104,406.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Discount Note. Yield to maturity is between 1.62% - 2.04%.

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at May 31, 2018 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities d)	Written Options - Liabilities	Total
California Tax-Free Income Fund	-	69,187,695	-		69,187,695	-	-	-
U.S. Government Securities Fund	-	20,094,024	-		20,094,024	-	-	-
Short-Term U.S. Government Bond Fund	-	6,155,671	-		6,155,671	-	-	-
The United States Treasury Trust Fund	-	52,104,406	-		52,104,406	-	-	-
S&P 500 Index Fund	180,006,459	-	-		180,006,459	7,354	-	7,354
S&P MidCap Index Fund	124,918,973	-	-		124,918,973	11,450	-	11,450
S&P SmallCap Index Fund	76,092,965	-	-		76,092,965	10,779	-	10,779
Shelton Core Value Fund	164,428,906	12,292,272	1,000,000	(e)	177,721,178	-	(358,596)	(358,596)
European Growth & Income Fund	9,554,131	-			9,554,131	-		-
Nasdaq-100 Index Fund	579,204,369	4,197,385	-		583,401,754	9,876		9,876
Shelton Green Alpha Fund	46,676,602	-	-		46,676,602	-	-	-

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE
(b)	All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(d) Represents variation margin on the last day of the reporting period.

(e)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,827	$1,000,000
Net Purchases	-	-
Net Sales	(1,827)	-
Total Realized Gain (Loss)	-	-
Change in Unrealized Appreciation (Depreciation)	-	-
Accrued Interest	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending Balance	$-	$1,000,000

	Fair Value as of 5/31/18	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	50% of par	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.

Item 2.	Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)

Date	July 27, 2018

By	/s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date	July 27, 2018